Corporate information (Details) - Distribuidora Norte Pacasmayo S.R.L. and Subsidiary [Member] - Business combinations [Member] S/ in Thousands	Oct. 05, 2018 PEN (S/)
Tangible assets
Inventories	S/ 6,849
Machinery and equipment	2,749
Total tangible assets	9,598
Intangible assets
Brand and other intangibles	25,152
Identifiable assets acquired	34,750
Goodwill
Goodwill	6,325
Total assets acquired	S/ 41,075